Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of inventories

	December 31, 2025	December 31, 2024
	€m	€m
Raw materials and consumables	104.7	106.7
Work in progress	62.5	63.7
Finished goods and goods for resale	273.4	271.1
Total inventories	440.6	441.5